Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Junior Subordinated Debentures
Note 13.	Junior Subordinated Debentures

In March 2003, IB Trust I, an unconsolidated subsidiary of the Company, issued 5,000 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $5,000, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 3.25% over the three-month LIBOR (3.56% and 3.68% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in March 2033. The proceeds from the sale of the trust preferred securities and the issuance of $155 in common securities to the Company were used by Trust I to purchase approximately $5,155 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning June 2003.

In March 2004, IB Trust II, an unconsolidated subsidiary of the Company, issued 3,000 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $3,000, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 2.85% over the three-month LIBOR (3.19% and 3.25% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in March 2034. The proceeds from the sale of the trust preferred securities and the issuance of $93 in common securities to the Company were used by Trust II to purchase approximately $3,093 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning June 2004.

In December 2004, IB Trust III, an unconsolidated subsidiary of the Company, issued 3,600 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $3,600, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 2.40% over the three-month LIBOR (2.71% and 2.90% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in December 2035. The proceeds from the sale of the trust preferred securities and the issuance of $112 in common securities to the Company were used by Trust I to purchase approximately $3,712 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning March 2005.

In February 2005, IB Centex Trust I, an unconsolidated subsidiary of the Company, issued 2,500 shares of floating rate trust preferred securities at $1,000 per share for an aggregate price of $2,500, all of which was outstanding at December 31, 2012, 2011 and 2010. These securities bear an interest rate of 3.25% over the three-month LIBOR (3.56% and 3.75% at December 31, 2012 and 2011, respectively). The trust preferred securities will mature in February 2035. The proceeds from the sale of the trust preferred securities and the issuance of $78 in common securities to the Company were used by Centex Trust I to purchase approximately $2,578 of floating rate junior subordinated debentures of the Company which have the same payment terms as the trust preferred securities. Distributions on the trust preferred securities and on the common securities issued to the Company were payable quarterly beginning June 2005.

In connection with the acquisition of Community Group Inc. in October 2012, (Note 20) the Company, assumed $3,500 (3,500 shares with a liquidation amount of 1,000 per security) of Floating Rate Cumulative Trust Preferred Securities (TPS) which were issued through a wholly-owned subsidiary, Community Group Statutory Trust I (CGI Trust I). CGI Trust I invested the total proceeds from the sale of TPS and the $109 proceeds from the sale of common stock to CGI in floating rate Junior Subordinated Debentures (Debentures) issued by CGI. Interest on the TPS is payable quarterly on March 15, June 15, September 15, and December 15 of each year at a rate equal to the three month LIBOR rate plus 1.60% (1.99% at December 31, 2012). Principal payments are due at maturity on June 21, 2037. The Company may redeem the Debentures, in whole or in part, on any interest payment date on or after the redemption date of June 21, 2012 at an amount equal to the principal amount of the Debentures being redeemed plus accrued and unpaid interest on such Debentures to the redemption date

Except under certain circumstances, the common securities issued to the Company by the trusts possess sole voting rights with respect to matters involving those entities. Under certain circumstances, the Company may, from time to time, defer the debentures’ interest payments, which would result in a deferral of distribution payments on the related trust preferred securities and, with certain exceptions, prevent the Company from declaring or paying cash distributions on the Company’s common stock and any other future debt ranking equally with or junior to the debentures. The trust preferred securities are guaranteed by the Company.